Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	May 30, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE

							Value of Initial Fixed $100 Investment Based on: (4)
Year (1)	Summary Compensation Table Total for Leonard (PEO) ($) (2)	Summary Compensation on Table Total for Robinson (PEO) ($) (2)	Compensation actually paid to Leonard (PEO) ($) (3)	Compensation actually paid to Robinson (PEO) ($) (3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (3)	Total Share-holder Return ($)	S&P Industrials Index Total Return ($) (5)	Net Income ($)	Pre-tax Income ($) (6)

2022	3,131,548	N/A	3,047,616	N/A	1,083,409	1,106,669	114.36	127.15	101,928,308	134,309,914
2021	2,816,259	3,577,356	2,588,461	2,113,987	966,572	981,069	118.24	134.52	80,244,876	109,497,732
2020	N/A (7)	3,104,939	N/A (7)	3,117,996	984,988	1,023,095	110.41	111.06	57,804,451	79,757,278

Company Selected Measure Name			pre-tax income
Named Executive Officers, Footnote [Text Block]	The Principal Executive Officer (“PEO”) and NEOs for the applicable years were as follows:
–2022: Jeffery A. Leonard served as the PEO for the entirety of 2022. The Company's other NEOs for 2022 were: Richard J. Wehrle; Edward T. Rizzuti; Richard H. Raborn; and Michael A. Haberman.
–2021: Jeffery A. Leonard served as the PEO from May 31, 2021 through December 31, 2021 and Ronald A. Robinson served as the PEO prior to Mr. Leonard’s May 31, 2021 appointment. The Company’s other NEOs for 2021 were: Richard J. Wehrle; Edward T. Rizzuti; Dan E. Malone; Richard H. Raborn; and Michael A. Haberman.
–2020: Ronald A. Robinson served as the PEO for the entirety of 2020. The Company’s other NEOs for 2020 were: Jeffery A. Leonard; Edward T. Rizzuti; Dan E. Malone; and Richard H. Raborn.
2.Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in which the NEO served as PEO in the case of Messrs. Leonard and Robinson and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s NEOs for the applicable year other than the individual serving as PEO for all or a portion of such years.
			Mr. Leonard’s compensation for 2020 is included in the average NEO compensation amount since he was an NEO for 2020 but did not serve as PEO for any portion of 2020.
Peer Group Issuers, Footnote [Text Block]			S&P Industrials Index
Adjustment To PEO Compensation, Footnote [Text Block]	To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Messrs. Leonard and Robinson and for the average of the other NEOs is set forth following the footnotes to this table.

Year	Summary Compensation Table Total ($) (a)	(Minus) Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans ($) (b)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($) (c)	(Minus) Grant Date Fair Value of Stock Awards Granted in Fiscal Year ($) (d)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($) (e)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years ($) (f)	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($) (g)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($) (h)	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($) (i)	Plus Dollar Value of any Dividends or Earnings Paid on Awards in the Applicable Fiscal Year Prior to the Vesting Date ($) (j)	Equals Compensation Actually Paid ($)

	Leonard
2022	3,131,548	(21,240)	—	(1,500,402)	1,540,325	(46,961)	—	(61,847)	—	6,193	3,047,616
2021	2,816,259	(342,199)	85,770	(1,081,830)	1,019,074	39,412	—	48,776	—	3,199	2,588,461
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
	Robinson
2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2021	3,577,356	—	—	(2,351,754)	470,682	60,447	—	348,740	—	8,516	2,113,987
2020	3,104,939	(211,109)	—	(1,500,114)	1,806,869	201,500	—	(297,823)	—	13,734	3,117,996
	Other NEOs (Average) (k)
2022	1,083,409	—	55,930	(415,652)	426,712	(17,124)	—	(28,828)	—	2,222	1,106,669
2021	966,572	(70,672)	39,141	(282,985)	266,337	26,204	—	34,615	—	1,857	981,069
2020	984,988	(160,625)	62,041	(200,142)	349,497	35,883	—	(51,012)	—	2,465	1,023,095

Non-PEO NEO Average Total Compensation Amount			$ 1,083,409	$ 966,572	$ 984,988
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,106,669	981,069	1,023,095
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Messrs. Leonard and Robinson and for the average of the other NEOs is set forth following the footnotes to this table.

Year	Summary Compensation Table Total ($) (a)	(Minus) Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans ($) (b)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($) (c)	(Minus) Grant Date Fair Value of Stock Awards Granted in Fiscal Year ($) (d)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($) (e)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years ($) (f)	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($) (g)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($) (h)	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($) (i)	Plus Dollar Value of any Dividends or Earnings Paid on Awards in the Applicable Fiscal Year Prior to the Vesting Date ($) (j)	Equals Compensation Actually Paid ($)

	Leonard
2022	3,131,548	(21,240)	—	(1,500,402)	1,540,325	(46,961)	—	(61,847)	—	6,193	3,047,616
2021	2,816,259	(342,199)	85,770	(1,081,830)	1,019,074	39,412	—	48,776	—	3,199	2,588,461
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
	Robinson
2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2021	3,577,356	—	—	(2,351,754)	470,682	60,447	—	348,740	—	8,516	2,113,987
2020	3,104,939	(211,109)	—	(1,500,114)	1,806,869	201,500	—	(297,823)	—	13,734	3,117,996
	Other NEOs (Average) (k)
2022	1,083,409	—	55,930	(415,652)	426,712	(17,124)	—	(28,828)	—	2,222	1,106,669
2021	966,572	(70,672)	39,141	(282,985)	266,337	26,204	—	34,615	—	1,857	981,069
2020	984,988	(160,625)	62,041	(200,142)	349,497	35,883	—	(51,012)	—	2,465	1,023,095

Equity Valuation Assumption Difference, Footnote [Text Block]	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.
b.Represents the aggregate change in the actuarial present value of the accumulated benefits under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.
c.Represents the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
d.Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
e.Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.
f.Represents the change in fair value during the indicated fiscal year of each stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
g.Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
h.Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
i.Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
j.Represents cash dividends paid on stock awards during the applicable year that are not otherwise reflected as compensation for the applicable year.
k.See footnote 1 above for the NEOs included in the average for each year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between Compensation Actually Paid to the PEO and Average Other NEOs and the Company's Cumulative Total Stockholder Return
Our PEO's and other NEOs' compensation actually paid is not tied directly to the Company's total stockholder return ("TSR"), but it is expected that stockholder returns will generally correlate with the growth and profitability metrics that have been selected for the incentive program applicable to our NEOs and will impact the value of the equity awards granted to our NEOs. As calculated in accordance with the SEC disclosure rules, the compensation actually paid to our PEO was $3,117,996 for 2020, primarily driven by our EIP and stock price performance. During 2020, the Company’s TSR, measured assuming a $100 investment in the Company’s stock as of December 31, 2019, increased by approximately 10% to $110.41. Since December 31, 2020, our TSR, measured assuming a $100 investment in the Company’s common stock as of December 31, 2019, further increased to $114.36 as of December 31, 2022. The compensation actually paid to the PEO for 2022 was $3,047,616 and remained relatively consistent with the 2020 compensation actually paid to our PEO. Even though our TSR increased as compared to the 2020 TSR, due to the pay mix held by our then-serving PEO in 2020, which reflected a number of years of CEO-sized equity grants, as compared to the compensation of Mr. Leonard in 2022, which reflected his historical compensation levels as an EVP prior to his promotion, the 2022 PEO compensation actually paid was slightly less impacted by changes in TSR. The average compensation actually paid for our other NEOs was generally aligned with our TSR performance over the 2020-2022 period, with the average compensation actually paid for 2020 equal to $1,023,095 and increasing 8% to $1,106,669 as of December 31, 2022, as compared to a 14% TSR increase over the same period.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship Between Compensation Actually Paid to the PEO and Average Other NEOs and the Company's Net Income and Pre-Tax Income
While pre-tax income is a significant component of our compensation program through its use in the EIP, our pre-tax income and, similarly, net income performance has less of an impact on our compensation actually paid due to the lower weighting of EIP in our overall compensation program as compared to equity awards. Accordingly, while our pre-tax income and net income increased by 68% and 76%, respectively, from 2020 to 2022, our PEO compensation actually paid slightly declined and the average compensation actually paid for the other NEOs increased by 8% over the same time period.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between Compensation Actually Paid to the PEO and Average Other NEOs and the Company's Net Income and Pre-Tax Income
While pre-tax income is a significant component of our compensation program through its use in the EIP, our pre-tax income and, similarly, net income performance has less of an impact on our compensation actually paid due to the lower weighting of EIP in our overall compensation program as compared to equity awards. Accordingly, while our pre-tax income and net income increased by 68% and 76%, respectively, from 2020 to 2022, our PEO compensation actually paid slightly declined and the average compensation actually paid for the other NEOs increased by 8% over the same time period.

Total Shareholder Return Vs Peer Group [Text Block]
Relationship Between Company TSR and S&P Industrials Index
The Company's total stockholder return over the three-year period reported above as compared to the S&P Industrials Index is reflected in the chart below:

*$100 invested on December 31, 2019 in stock or index, including reinvestment of dividends.
Fiscal year ended December 31.

Copyright© 2023 Standard & Poor's, a division of S&P Global. All rights reserved.

Total Shareholder Return Amount			$ 114.36	118.24	110.41
Peer Group Total Shareholder Return Amount			127.15	134.52	111.06
Net Income (Loss)			$ 101,928,308	$ 80,244,876	$ 57,804,451
Company Selected Measure Amount			134,309,914	109,497,732	79,757,278
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Pre-tax income
Non-GAAP Measure Description [Text Block]			As noted in the CD&A, for 2022, pre-tax income continues to be viewed as a core driver of the Company’s performance and compensation actually paid to the Company's NEOs, accordingly, pre-tax income is calculated as follows: Income earned before income taxes.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Operating income growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Return on invested capital
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name			Division operating income
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name			Division organic revenue growth
Jeffery A. Leonard [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 3,131,548	$ 2,816,259
PEO Actually Paid Compensation Amount			$ 3,047,616	2,588,461
PEO Name		Jeffery A. Leonard	Jeffery A. Leonard
Ronald A. Robinson [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				3,577,356	$ 3,104,939
PEO Actually Paid Compensation Amount				2,113,987	$ 3,117,996
PEO Name	Ronald A. Robinson				Ronald A. Robinson
PEO [Member] | Jeffery A. Leonard [Member] | Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (21,240)	(342,199)
PEO [Member] | Jeffery A. Leonard [Member] | Service Costs Under Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	85,770
PEO [Member] | Jeffery A. Leonard [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,500,402)	(1,081,830)
PEO [Member] | Jeffery A. Leonard [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,540,325	1,019,074
PEO [Member] | Jeffery A. Leonard [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(46,961)	39,412
PEO [Member] | Jeffery A. Leonard [Member] | Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
PEO [Member] | Jeffery A. Leonard [Member] | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(61,847)	48,776
PEO [Member] | Jeffery A. Leonard [Member] | Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
PEO [Member] | Jeffery A. Leonard [Member] | Dollar Value of any Dividends or Earnings Paid on Awards in the Applicable Fiscal Year Prior to the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			6,193	3,199
PEO [Member] | Ronald A. Robinson [Member] | Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	$ (211,109)
PEO [Member] | Ronald A. Robinson [Member] | Service Costs Under Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
PEO [Member] | Ronald A. Robinson [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(2,351,754)	(1,500,114)
PEO [Member] | Ronald A. Robinson [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				470,682	1,806,869
PEO [Member] | Ronald A. Robinson [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				60,447	201,500
PEO [Member] | Ronald A. Robinson [Member] | Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
PEO [Member] | Ronald A. Robinson [Member] | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				348,740	(297,823)
PEO [Member] | Ronald A. Robinson [Member] | Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
PEO [Member] | Ronald A. Robinson [Member] | Dollar Value of any Dividends or Earnings Paid on Awards in the Applicable Fiscal Year Prior to the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				8,516	13,734
Non-PEO NEO [Member] | Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	(70,672)	(160,625)
Non-PEO NEO [Member] | Service Costs Under Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			55,930	39,141	62,041
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(415,652)	(282,985)	(200,142)
Non-PEO NEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			426,712	266,337	349,497
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(17,124)	26,204	35,883
Non-PEO NEO [Member] | Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(28,828)	34,615	(51,012)
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Dollar Value of any Dividends or Earnings Paid on Awards in the Applicable Fiscal Year Prior to the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 2,222	$ 1,857	$ 2,465